Transactions with Related Parties - Schedule of Key Management Personnel Compensation (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 552,718	$ 709,712	$ 2,833,520	$ 3,203,745	$ 2,276,467
Post-employment benefits	28,644	41,709	140,474	125,237	75,989
Share-based payments	283,108	672,664	791,310	801,701	1,078,054
Key management personnel compensation	$ 864,470	$ 1,424,085	$ 3,765,304	$ 4,130,683	$ 3,430,510